Financial Instruments - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) basisPoint	Dec. 31, 2023 USD ($) basisPoint	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Deposits held with banks and debt investments at amortized cost and FVOCI	$ 2,789	$ 2,651
Cash and cash equivalents	2,964	$ 3,138	$ 1,952	$ 4,991
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	694
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 694
Bank loans
Disclosure of detailed information about financial instruments [line items]
Basis points changes in interest rate | basisPoint	100
Term loan
Disclosure of detailed information about financial instruments [line items]
Basis points changes in interest rate | basisPoint		100
Increase (decrease) in consolidated losses		$ 5
Loan receivables and commitments in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Undrawn loan commitments	$ 205	$ 84
Minimum
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	12 months
Maximum
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	18 months